Goodwill and Intangible Assets - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization expense	¥ 2,162	¥ 2,285	¥ 2,512
Estimated amortization expense in 2015	655
Estimated amortization expense in 2016	742
Estimated amortization expense in 2017	625
Estimated amortization expense in 2018	575
Estimated amortization expense in 2019	196
Cost of Sales and Impairment Charge
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment losses on intangible assets	11,899
Semiconductor And Component Test System Business
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment losses on intangible assets	11,671
Mechatronics System Business
Goodwill and Intangible Assets Disclosure [Line Items]
Impairment losses on intangible assets	¥ 228